SHORT-TERM LOANS (Schedule of Short-Term Loans) (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
SHORT-TERM LOANS [Abstract]
Guaranteed	$ 43,624	271,782	148,120
Guaranteed and secured	12,271	76,450	158,590
Unsecured	2,735	17,042	64,173
Total	$ 58,631	365,274	370,883